Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 60.3%
	Shares	Value ($)
International 15.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	62,127,029	624,997,915
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	58,246,705	436,850,284
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	25,630,370	226,316,164
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	32,479,970	236,129,385
Total		1,524,293,748
U.S. Large Cap 37.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,445,877	262,497,869
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	9,555,954	643,784,586
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	14,035,276	355,653,891
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	42,374,201	587,730,171
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	11,852,441	376,789,095
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	11,061,627	346,671,387
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,969,605	244,702,836
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	8,123,393	324,854,503
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	12,023,892	343,522,588
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	11,715,273	325,918,901
Total		3,812,125,827
U.S. Mid Cap 2.9%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,079,136	72,166,828
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	2,498,117	74,518,828
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,034,566	75,584,119
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,187,918	72,988,935
Total		295,258,710
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	7,270,179	74,301,232
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,619,131	58,844,077
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,859,214	176,418,971
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,260,695	183,876,597
Total		493,440,877
Total Equity Funds (Cost $5,070,819,092)		6,125,119,162

Exchange-Traded Equity Funds 1.3%

International Mid Large Cap 1.3%
iShares MSCI EAFE ETF	2,300,000	128,823,000
Total Exchange-Traded Equity Funds (Cost $180,452,200)		128,823,000

Exchange-Traded Fixed Income Funds 8.6%

Investment Grade 8.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,096,500	419,686,425
Vanguard Intermediate-Term Corporate Bond ETF	5,997,000	453,852,960
Total		873,539,385
Total Exchange-Traded Fixed Income Funds (Cost $1,014,234,397)		873,539,385

Fixed Income Funds 11.4%

Investment Grade 11.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,457,236	158,965,617
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,921,004	79,842,989
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	19,083,004	142,740,874
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,932,665	76,642,268
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,383,366	154,885,794
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,560,658	193,183,493
Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	37,853,026	350,519,017
Total		1,156,780,052
Total Fixed Income Funds (Cost $1,404,417,347)		1,156,780,052

Residential Mortgage-Backed Securities - Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.000%	37,750,000	33,262,764
10/18/2037- 10/13/2052	2.500%	281,450,000	245,705,467
10/18/2037- 10/13/2052	3.000%	693,182,000	608,431,459
10/13/2052	3.500%	145,000,000	130,488,673
Total Residential Mortgage-Backed Securities - Agency (Cost $1,058,827,556)			1,017,888,363
Options Purchased Puts 1.2%
Value ($)
(Cost $96,392,635)	117,622,000

Money Market Funds 15.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	1,570,476,303	1,569,691,065
Total Money Market Funds (Cost $1,569,711,691)		1,569,691,065
Total Investments in Securities (Cost: $10,394,854,918)		10,989,463,027
Other Assets & Liabilities, Net		(833,736,939)
Net Assets		10,155,726,088

At September 30, 2022, securities and/or cash totaling $183,306,508 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
90,000,000 EUR	91,234,322 USD	Barclays	10/14/2022	2,967,122	—
30,000,000 EUR	28,895,700 USD	Barclays	10/14/2022	—	(526,700)
17,312,500 GBP	20,963,620 USD	Barclays	10/14/2022	1,629,020	—
52,687,500 GBP	57,463,780 USD	Barclays	10/14/2022	—	(1,377,620)
46,436,034 USD	60,000,000 CAD	Barclays	10/14/2022	—	(3,001,523)
82,271,140 USD	70,000,000 GBP	Barclays	10/14/2022	—	(4,095,140)
60,000,000 CHF	63,003,199 USD	Citi	10/14/2022	2,139,238	—
2,000,000,000 JPY	13,849,293 USD	Citi	10/14/2022	17,209	—
46,763,040 USD	6,500,000,000 JPY	Citi	10/14/2022	—	(1,808,767)
460,000,000 NOK	45,540,496 USD	Goldman Sachs International	10/14/2022	3,291,114	—
47,450,564 USD	460,000,000 NOK	Goldman Sachs International	10/14/2022	—	(5,201,182)
120,000,000 AUD	81,442,540 USD	UBS	10/14/2022	4,674,940	—
27,759,360 USD	40,000,000 AUD	UBS	10/14/2022	—	(2,170,160)
Total				14,718,643	(18,181,092)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore Index	76	10/2022	SGD	2,132,940	—	(11,389)
S&P 500 Index E-mini	2,902	12/2022	USD	522,577,650	—	(16,093,853)
U.S. Long Bond	1,863	12/2022	USD	235,494,844	—	(17,479,472)
U.S. Treasury 10-Year Note	250	12/2022	USD	28,015,625	190,906	—
U.S. Treasury 10-Year Note	2,003	12/2022	USD	224,461,188	—	(10,548,557)
U.S. Treasury 2-Year Note	2,826	12/2022	USD	580,433,909	—	(8,128,540)
U.S. Treasury 5-Year Note	438	12/2022	USD	47,088,422	303,759	—
2	Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	4,778	12/2022	USD	513,672,331	—	(13,818,243)
U.S. Ultra Treasury Bond	1,149	12/2022	USD	157,413,000	—	(13,131,821)
Total					494,665	(79,211,875)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2,456)	12/2022	EUR	(81,416,400)	4,699,332	—
FTSE 100 Index	(115)	12/2022	GBP	(7,951,675)	151,280	—
OMXS30 Index	(424)	10/2022	SEK	(77,592,000)	—	(20,608)
Russell 2000 Index E-mini	(1,795)	12/2022	USD	(149,864,550)	13,961,861	—
S&P 500 Index E-mini	(4,709)	12/2022	USD	(847,973,175)	66,211,261	—
SPI 200 Index	(203)	12/2022	AUD	(32,814,950)	479,613	—
TOPIX Index	(117)	12/2022	JPY	(2,148,120,000)	390,592	—
Total					85,893,939	(20,608)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	824,692,600	2,300	3,100.00	12/15/2023	41,848,613	43,619,500
S&P 500 Index	JPMorgan	USD	986,045,500	2,750	3,200.00	06/21/2024	49,761,385	68,915,000
S&P 500 Index	JPMorgan	USD	89,640,500	250	2,900.00	12/20/2024	4,782,637	5,087,500
Total							96,392,635	117,622,000

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	1.077	USD	150,000,000	(636,801)	—	—	—	(636,801)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	2,314,051,236	2,543,351,497	(3,287,743,688)	32,020	1,569,691,065	—	(632,767)	13,436,023	1,570,476,303
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	343,662,751	—	—	(81,164,882)	262,497,869	—	—	—	8,445,877
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	846,944,157	—	—	(203,159,571)	643,784,586	—	—	—	9,555,954
Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	194,015,020	5,675,175	—	(40,724,578)	158,965,617	114,791	—	5,560,384	19,457,236
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	510,881,900	16,085,147	(210,458)	(171,102,698)	355,653,891	—	35,992	—	14,035,276
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	97,413,191	674,714	(10,883,655)	(7,361,261)	79,842,989	—	(1,198,934)	674,714	8,921,004
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	199,623,026	10,983,881	(463,866)	(67,402,167)	142,740,874	4,923,014	(75,413)	4,493,401	19,083,004
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	864,337,263	61,200,657	(8,160,155)	(292,379,850)	624,997,915	54,774,741	(1,155,270)	6,073,916	62,127,029
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	837,878,607	—	(50,552,289)	(199,596,147)	587,730,171	—	692,788	—	42,374,201
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	519,825,531	—	(66,467,739)	(76,568,697)	376,789,095	—	8,165,895	—	11,852,441
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	99,192,366	6,848,825	(464,520)	(33,409,843)	72,166,828	—	(1,823)	—	2,079,136
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	107,931,731	—	(8,058,321)	(25,354,582)	74,518,828	—	6,640,332	—	2,498,117
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	101,033,306	33,944,227	(8,292,980)	(52,383,321)	74,301,232	33,292,717	531,341	651,509	7,270,179
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	94,802,986	26,857,231	—	(62,816,140)	58,844,077	26,857,231	—	—	6,619,131
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	96,140,569	1,818,660	(6,115,241)	(15,201,720)	76,642,268	—	(948,716)	1,818,660	8,932,665
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	197,363,156	9,780,221	(13,413,259)	(38,844,324)	154,885,794	4,460,037	(2,000,088)	5,320,184	17,383,366
CTIVP® – MFS® Value Fund, Class 1 Shares
	480,239,279	—	(50,217,955)	(83,349,937)	346,671,387	—	6,105,426	—	11,061,627
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	418,176,308	—	—	(173,473,472)	244,702,836	—	—	—	6,969,605
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	460,267,017	14,965,652	(2,998,204)	(147,379,962)	324,854,503	—	(403,510)	—	8,123,393
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	475,691,565	—	(60,909,085)	(71,259,892)	343,522,588	—	7,192,062	—	12,023,892
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	245,451,388	2,472,123	(17,314,700)	(37,425,318)	193,183,493	—	(2,537,509)	2,472,123	21,560,658
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	104,752,975	—	(8,095,122)	(21,073,734)	75,584,119	—	8,078,381	—	2,034,566
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	101,892,807	2,984,803	(763,811)	(31,124,864)	72,988,935	—	153,930	—	2,187,918
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	445,839,235	9,300,742	(36,738,741)	(67,882,219)	350,519,017	2,829,188	(5,263,186)	6,471,554	37,853,026
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	457,468,887	—	(15,880,745)	(115,669,241)	325,918,901	—	14,274,182	—	11,715,273
4	Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	631,827,354	104,610,766	(1,114,392)	(298,473,444)	436,850,284	88,953,407	23,957	10,776,651	58,246,705
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	331,623,385	30,181,956	—	(135,489,177)	226,316,164	15,661,629	—	—	25,630,370
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	332,883,489	7,072,770	(11,922,612)	(91,904,262)	236,129,385	—	(1,043,613)	7,072,770	32,479,970
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	238,115,678	16,460,577	—	(78,157,284)	176,418,971	—	—	—	6,859,214
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	257,419,545	—	(20,819,964)	(52,722,984)	183,876,597	—	(344,685)	—	6,260,695
Total	12,406,745,708			(2,772,823,551)	8,851,590,279	231,866,755	36,288,772	64,821,889

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7047_12_A01_(11/22)